[logo] WM
       GROUPofFUNDS

                         MONEY
                         MARKET
                         FUNDS

Common sense. Uncommon solutions.

[graphic omitted]

                         ANNUAL REPORT
                         for the year ended
                         October 31, 2001

          MONEY MARKET FUNDS

                  money market fund

                  tax-exempt money market fund

                  california money fund

                  TABLE OF CONTENTS

                  Message From The President ..............................  1

                  History Is On Our Side ................................... 2

                  Guidance ................................................. 4

                  Individual Portfolio Reviews ............................. 5

                  Statements Of Assets And Liabilities ..................... 6

                  Statements Of Operations ................................. 7

                  Statements Of Changes In Net Assets ...................... 8

                  Statements Of Changes In Net
                  Assets - Capital Stock Activity  ......................... 9

                  Financial Highlights .................................... 10

                  Portfolio Of Investments ................................ 12

                  Notes To Financial Statements ........................... 19

                  Independent Auditors' Report ............................ 23

                  Tax Information (unaudited) ............................. 24

--------------------------------------------------------------------------------
[Photo of William G. Papesh] Dear Shareholder,
--------------------------------------------------------------------------------

It's been a tough year for many equity investors, and now the question we ask ourselves is, where do we go from here? Many of us not only witnessed unprecedented market volatility during the year, but also a somewhat unsettling amount of global and political uncertainty. The good thing is that we saw how strategic investment planning has helped to alleviate some of the downside risk. Those of us who were affected by the market events can learn from this experience and take proactive steps to help ensure that we are better prepared for the future. At the WM Group of Funds, we will continue to rely on a long-term strategy that utilizes some core investment principles, which now ring truer than ever.

The first investment principle involves maintaining a long-term focus. At the WM Group of Funds, our investment roots date back to 1939. During this time, we have seen bull and bear markets come and go along with multiple economic recessions and recoveries. The overriding theme throughout history is that both the economy and the stock market have always rebounded. Simply put, despite the tragedy of September 11th, the economy and the market will recover over the long term.

It is also important to maintain a core investment philosophy that incorporates diversification and asset allocation. It's fairly simple - at the WM Group of Funds, we maintain a conservative investment philosophy that has stood the test of time and has rewarded shareholders with strong long-term results. Our philosophy is based on the belief that risk and return are proportional, and risk can be managed through diversification and asset allocation. This was clearly evident by the results of the past 12 months. Investors who spread their assets among a diversified mix of both stocks and bonds enjoyed significant success relative to those who held equity investments alone. Asset allocation, or how you combine your investments among different asset classes, is the most important factor in determining your long-term results. While much of the market has been volatile recently, knowing you are invested in a professionally managed, diversified portfolio can provide some much needed peace of mind.

Another basic principle we have relied upon is incorporating a wide range of products to enable proper diversification. Our product offerings include stock, bond, and money market funds, actively managed "fund of funds", as well as multiple variable annuities. We also draw upon the expertise of different management firms and management styles to give you more options to help reach your goals. There is something to be said about knowing your strengths and seeking out the best managers in areas that are not our primary focus -- this is what we do at the WM Group of Funds. And, despite the heightened market volatility, we are very pleased with our results. Not only did our fixed-income funds perform strongly during the year, but our conservative, value-based equity funds also provided solid performance despite very weak economic and market conditions. Additionally, our WM Strategic Asset Management (SAM) Portfolios, which are designed to manage risk while pursuing various long-term investment goals, performed well relative to the overall market during this tumultuous period.

At the WM Group of Funds, we are here to ensure you have responsive customer service and 24-hour access to your account through our Web site at www.wmgroupoffunds.com. Here you will find online statements detailing your account activity, as well as market commentary, fund information and performance, and much more. We also encourage you to meet regularly with your Investment Representative, who can offer professional guidance to help you effectively manage your long-term financial plan. By reviewing your financial plan, you and your Representative can explore strategies to take advantage of time-tested investment principles such as diversification, asset allocation, and dollar cost averaging.* For over 60 years, we have dedicated ourselves to helping shareholders reach their financial goals, and we thank you for your continued confidence in the WM Group of Funds.

     Sincerely,

 /s/ William G. Papesh

     William G. Papesh
     President

* Dollar cost averaging does not assure a profit and does not protect against a loss in declining markets. Dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels. Before starting such a program, you should consider your ability to make purchases through periods of low price levels.

HISTORY IS ON OUR SIDE

--------------------------------------------------------------------------------
Throughout history, markets have been shocked by tragedy, recession and war, but have always shown tremendous resiliency over the long term.
--------------------------------------------------------------------------------

Given the tragic events of September 11, 2001 and their impact on equity markets around the globe, it is important to examine the U.S. economy and its financial markets from a historical perspective. Throughout history, markets have been shocked by tragedy, recession and war, but have always shown tremendous resiliency over the long term. This time should not be any different. Although the effects of the attacks will put additional strain on an already weak economic system, they should not affect investors' long-term investment strategies. Investors should continue to rely on basic investment principles that include a long-term outlook, diversification, and ensuring that their assets are strategically aligned with their goals and objectives. These strategies can help to reduce risk and help prepare investors for any future market events.


A Time-Tested Investment Philosophy

The WM Group of Funds has an investment foundation that dates back to 1939. During this time, we've experienced both the downside and the upside of changing economies and markets. In the chart below, you can see that equities (as measured by the S&P 500 Index) have exhibited significant long-term growth since 1939 despite several tragic events. History has been marked by wars, assassinations, invasions, and other crises, but the U.S. stock market has continued to move in a positive direction. Backed by our conservative, long-term investment philosophy, the WM Group of Funds has grown as well. Our fund family has evolved and expanded to offer a wide range of investment products designed to help investors take control of their financial success.

THE MARKET KEEPS GROWING: MAY 31, 1939 - OCTOBER 31, 2001

Growth of $100 in the S&P 500 since the inception of the WM Equity Income Fund

          1939                                    $    100
          1944                                    $    160
          1949                                    $    267
          1954                                    $    779
          1959                                    $  1,563
          1964                                    $  2,602
          1969                                    $  3,315
          1974                                    $  2,943
          1979                                    $  5,858
          1984                                    $ 11,659
          1989                                    $ 29,504
          1994                                    $ 44,744
          1999                                    $157,089
          2001                                    $115,837

* Source: Ibbotson Associates. Includes reinvestment of all dividends and distributions. The S&P 500 is an unmanaged index considered representative of large-cap U.S. stocks. Individuals cannot invest directly in any index. Past performance is no guarantee of future results.


2001: A Difficult Road                                       [graphic omitted]

Although U.S. equities hit bear market levels in 2001 for the first time in nearly a decade, the reality is that market volatility has been with us throughout history. Without a long-term historical perspective, 2001 can look quite unsettling. However, history has shown that markets overcome short-term events. The news was not all bad though. With the slowing economy and the corresponding drop in interest rates, the performance of fixed-income assets was boosted, thus helping to reward investors who had diversified their portfolios by incorporating bond holdings alongside their stock positions.

The Diversification Solution

One important lesson to take away from recent history is the importance of diversification within a long-term investment plan. Diversification is the process of including multiple investments within one portfolio to spread risk and reduce the impact of negative performance from any one security or type of investment. As volatility in equity markets has increased, the benefits of diversification have become more evident. The charts below illustrates the results. A hypothetical portfolio that invested in equal weightings of eight different types of investments not only reduced risk, but generated an average annual return of 5.62% for the three-year period ended October 31, 2001, compared with a 0.04% return for large-cap stocks alone. We believe this time-tested strategy is critical for the success of any long-term investment plan.

--------------------------------------------------------------------------------
 Diversified Portfolio*                        Large-Cap Stock Portfolio
 3-Year Average Annual                           3-Year Average Annual
    Return: 5.62%                                    Return: 0.04%

                Large-Cap Stocks                         100%
                Small-Cap Stocks                       Large-Cap
                Foreign Stocks                          Stocks
 [graphic       Cash
  omitted]      Mid-Cap Stocks
                Corporate Bonds
                Government Bonds
                Mortgage Bonds

*Each category represents an
 equal weighting of 12.5%.

Source: Ibbotson Associates. Diversified Portfolio represents an equal mix of the following investment indices: large-cap stocks: S&P 500 Index; small-cap stocks: Russell 2000 Index; foreign stocks: MSCI EAFE Index; cash: 30-day T-Bill; mid-cap stocks: S&P Mid Cap 400 Index; corporate bonds: Lehman Brothers Credit Index; government bonds: Lehman Brothers Government Bond Index; mortgage bonds: Lehman Brothers Mortgage Bond Index. The 100% Large-Cap Stock Portfolio is represented by the S&P 500. Different asset classes carry varying degrees of risk. Indices are unmanaged, and individuals cannot invest directly in an index. Past performance is not a guarantee of future results.

GUIDANCE
--------------------------------------------------------------------------------

Look For Professional Guidance

Times of volatility and economic uncertainty underscore the importance of professional guidance. Quality professional money management can provide some much needed peace of mind during volatile times. Knowing that your investment portfolio is being managed by a team of dedicated investment professionals can go a long way in providing reassurance in an otherwise unsettling market environment. The results support this as well. During 2000, when the market volatility began to increase, over 70% of actively managed domestic equity funds outperformed the S&P 500.(1) Look to the WM Group of Funds during these volatile times.

Meet With Your Investment Representative

Your Investment Representative can offer a wide range of investment strategies to help cope with uncertain markets. It is important to visit your Representative regularly to review your investments and ensure that you are still on track to meet your long-term financial goals. Together, you and your Representative can build a comprehensive investment plan to withstand a variety of market environments.

--------------------------------------------------------------------------------
                 1 DIVERSIFICATION AND ASSET ALLOCATION -- your Investment
                 Representative can help you revisit your goals and make sure that your assets are aligned accordingly. This is the process of asset allocation, and it builds on the foundation of
                 diversification discussed earlier. The combination of these basic investment philosophies can be an extremely powerful
STRATEGIES       tool to deal with market volatility and uncertainty.

TO DISCUSS       2 DOLLAR COST AVERAGING(2) -- this investment strategy can help you ease back into the equity markets a little at a time.
With Your        Regular investing can be a powerful strategy to minimize the impact of fluctuating markets. While dollar cost averaging
Investment       can't guarantee a profit or protect against losses, it can help smooth out the normal ups and downs of investing and
Representative:  keep you from attempting to time the market -- a common pitfall. Talk to your Representative about a dollar cost averaging solution that can help you potentially lower the average cost of the shares you purchase.

                 3 MAINTAINING A LONG-TERM PERSPECTIVE -- regular meetings
                 with your Investment Representative can help ensure that
                 you're maintaining the long-term historical perspective that is so important for investment success. Markets have always recovered and rebounded, and investors have eventually been rewarded by focusing on the long-term rather than reacting to short-term market uncertainty. Set up a long-term investment solution and reduce your day-to-day financial stress.
--------------------------------------------------------------------------------

(1) Source: Morningstar: January 2001. Past performance is not a guarantee of future results.

(2) Dollar cost averaging does not assure a profit and does not protect against a loss in declining markets. Dollar cost averaging involves continuous investment in securities regardless of fluctuating price levels. Before starting such a program, you should consider your ability to make purchases through periods of low price levels.

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
Portfolio Manager
WM Advisors, Inc.

The WM Advisors' fixed-income team currently manages all of our WM money market funds. The team is led by Senior Portfolio Manager Gary Pokrzywinski and Portfolio Manager Brian Placzek. Mr. Pokrzywinski has over 16 years of asset management experience and has been with WM Advisors, Inc. for more than nine years. Mr. Pokrzywinski is a Chartered Financial Analyst and holds a Business Degree from the University of Wisconsin. Mr. Placzek is a Chartered Financial Analyst with 17 years of experience with investments and financial analysis, and has a B.S. from Seattle University.

ECONOMIC OVERVIEW
World economies slowed significantly in the second half of 2000, and many central banks began aggressively easing interest rates early in 2001. As weak business spending and increased layoffs began taking their toll on the domestic economy, the Federal Reserve ("the Fed") began the easing process by lowering interest rates by 50 basis points (0.50%) on January 3, 2001. This was the first of nine successive interest rate cuts during the period. The Fed dropped short-term rates to their lowest point in 40 years, and yields fell across the board. The prime rate has fallen to its lowest level since 1972, as the economy seems firmly entrenched in its first recession in 10 years. The unemployment rate jumped from 3.9% in October 2000 to 5.4% at the close of the period -- its highest level since 1996. In addition to the aggressive monetary policy during the period, the U.S. government attempted to spur economic growth with fiscal stimuli in the form of tax cuts and rebates.

The economy was already in a significant slowdown period before the terrorist attacks on September 11th, but the situation was worsened by the ensuing blow to both consumer and business confidence. The global and political uncertainty that stemmed from the attacks may prolong the slowdown until we see significant signs of an improvement in confidence and spending by both consumers and corporations. With the impact of these negative shocks throughout global equity markets, the Money Market Funds provided stability of principal and positive results during these very volatile times.

ECONOMIC AND INTEREST RATE OUTLOOK
The effects of the aggressive monetary easing have not yet been felt throughout the economy, but lower rates will help the economy to recover in 2002. Although the Fed may provide some additional stimuli, given a clearer global picture, U.S. economic output should begin to rebound and yields should also increase from their current low levels.

PORTFOLIO STRATEGY
WM MONEY MARKET FUND
At the close of the period, net assets in the Fund totaled over $740 million, which represents a significant increase compared to 12 months ago. As short-term interest rates dropped 400 basis points (4.0%) in the past year, the yield of the Fund also dropped significantly. However, the Fund remained a strong investment option due to the increased volatility in global investment markets. During the period, we focused the Fund in securities with slightly longer maturities in an effort to stabilize the significant drop in yields. Given our current outlook for interest rates, we plan to shorten up the average maturity of the Fund when signs of an economic rebound begin to take hold.

WM TAX-EXEMPT
MONEY MARKET FUND
As of October 31, 2001, net assets in the Fund totaled over $31 million. Short-term interest rates dropped dramatically during the period and the yield of the Fund was, of course, impacted. During the period, we maintained an investment philosophy that favored slightly longer maturity issues to lessen the impact of falling rates. Going forward, however, we intend to increase our focus on positions with shorter maturities because of our outlook for rising yields in 2002.

WM CALIFORNIA MONEY FUND
The California Money Fund's net assets totaled over $42 million at the end of the period. During the year, we avoided exposure to California municipal utilities due to the potential for blackouts and their effects on the underlying bonds. Short-term municipal yields were impacted by the aggressive easing by the Fed, and the yield of the Fund dropped significantly throughout the past 12 months. The Fund continued to provide a safe tax-free option for risk- averse investors given heightened volatility in the equity markets.

            WM Money
           Market Fund      Inflation
--------------------------------------------------
             $10,000        $10,000
              10,037         10,029
              10,074         10,036
Jan 92        10,107         10,051
              10,134         10,087
              10,161         10,138
              10,188         10,153
              10,216         10,167
              10,242         10,204
              10,266         10,226
              10,290         10,255
              10,311         10,284
              10,333         10,320
              10,356         10,335
              10,382         10,328
Jan 93        10,404         10,378
              10,424         10,415
              10,446         10,451
              10,466         10,480
              10,486         10,495
              10,505         10,509
              10,525         10,509
              10,545         10,539
              10,566         10,560
              10,588         10,604
              10,610         10,611
              10,632         10,611
Jan 94        10,653         10,640
              10,673         10,677
              10,696         10,713
              10,721         10,728
              10,749         10,735
              10,778         10,771
              10,809         10,801
              10,842         10,844
              10,876         10,873
              10,914         10,881
              10,955         10,895
              11,000         10,895
Jan 95        11,048         10,939
              11,093         10,983
              11,152         11,019
              11,201         11,055
              11,250         11,077
              11,298         11,099
              11,346         11,099
              11,395         11,128
              11,443         11,150
              11,493         11,186
              11,543         11,179
              11,593         11,172
Jan 96        11,642         11,237
              11,686         11,274
              11,732         11,332
              11,775         11,376
              11,821         11,397
              11,865         11,405
              11,911         11,427
              11,961         11,448
              12,009         11,485
              12,060         11,521
              12,108         11,543
              12,158         11,543
Jan 97        12,206         11,579
              12,250         11,616
              12,299         11,645
              12,348         11,659
              12,400         11,652
              12,451         11,667
              12,503         11,681
              12,556         11,703
              12,607         11,732
              12,660         11,761
              12,712         11,754
              12,768         11,739
Jan 98        12,824         11,761
              12,873         11,783
              12,928         11,805
              12,980         11,827
              13,036         11,849
              13,091         11,863
              13,147         11,878
              13,201         11,892
              13,254         11,907
              13,307         11,936
              13,357         11,936
              13,409         11,929
Jan 99        13,460         11,958
              13,503         11,972
              13,551         12,009
              13,597         12,096
              13,647         12,096
              13,696         12,096
              13,748         12,132
              13,800         12,162
              13,853         12,220
              13,908         12,242
              13,962         12,249
              14,021         12,249
Jan 00        14,081         12,278
              14,141         12,351
              14,204         12,453
              14,270         12,460
              14,339         12,467
              14,410         12,540
              14,483         12,562
              14,560         12,576
              14,634         12,642
              14,712         12,664
              14,785         12,671
              14,862         12,664
Jan 01        14,935         12,744
              14,995         12,795
              15,058         12,824
              15,113         12,875
              15,165         12,933
              15,210         12,955
              15,251         12,919
              15,291         12,919
              15,328         12,977
Oct 01        15,358         13,006

The Consumer Price Index is a measurement of inflation for all urban consumers
(CPI). Past performance does not guarantee future results. The returns shown for the Fund are for Class A shares and assume reinvestment of all dividends/distributions by the shareholder. Performance for Class B shares will differ.

FUND PERFORMANCE*
as of October 31, 2001

--------------------------------------------------------------------------------------------------------
                                         7-day                      7-day
                                     Simple Yield             Compounded Yield          Weighted Average
                                       A shares                   A shares               Maturity (days)
WM Money Market Fund                     2.17%                      2.20%                      70
--------------------------------------------------------------------------------------------------------
WM Tax-Exempt Money Market Fund          1.43%                      1.44%                      48
--------------------------------------------------------------------------------------------------------
WM California Money Fund                 1.43%                      1.44%                      51
--------------------------------------------------------------------------------------------------------

*During the period noted, WM Advisors, Inc. waived a portion of its management fees for the WM
California Money Market Fund. The Fund's yields would have been lower had the Advisor not waived a portion of its fees and the Fund's custodian had not allowed its fees to be reduced by credits. All yield information represents past performance, which cannot guarantee future results. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. Yields for Class B shares will differ.

STATEMENTS OF ASSETS AND LIABILITIES

WM GROUP OF FUNDS
OCTOBER 31, 2001

                                                                                        TAX-EXEMPT
                                                                          MONEY           MONEY         CALIFORNIA
                                                                          MARKET          MARKET           MONEY
                                                                           FUND            FUND             FUND
                                                                      -------------    -------------    -------------
ASSETS:
Investments, at amortized cost and value
(See portfolio of investments) ....................................   $ 757,749,543    $  30,967,468    $  42,103,194
Cash ..............................................................          49,780             --              1,409
Interest receivable ...............................................       1,831,178          168,409          199,474
Receivable for Fund shares sold ...................................       1,708,375            9,741          439,527
Receivable for investment securities sold .........................            --            601,041             --
Prepaid expenses ..................................................           4,386              259              313
                                                                      -------------    -------------    -------------
    Total Assets ..................................................     761,343,262       31,746,918       42,743,917
                                                                      -------------    -------------    -------------
LIABILITIES:
Payable for Fund shares redeemed ..................................       5,231,317          173,512          139,827
Payable for when-issued securities ................................      15,000,000             --               --
Investment advisory fee payable ...................................         286,375           12,832            8,689
Shareholder servicing and distribution fees payable ...............          62,879             --               --
Accrued legal and audit fees ......................................          28,328           21,095           21,465
Dividends payable .................................................          16,075              511              833
Accrued expenses and other payables ...............................         409,430           12,321           14,916
                                                                      -------------    -------------    -------------
    Total Liabilities .............................................      21,034,404          220,271          185,730
                                                                      -------------    -------------    -------------
NET ASSETS ........................................................   $ 740,308,858    $  31,526,647    $  42,558,187
                                                                      =============    =============    =============
NET ASSETS consist of:
Undistributed net investment income ...............................   $       4,275    $        --      $          85
Accumulated net realized loss on investments sold .................         (42,033)          (4,891)         (20,077)
Paid-in capital ...................................................     740,346,616       31,531,538       42,578,179
                                                                      -------------    -------------    -------------
    Total Net Assets ..............................................   $ 740,308,858    $  31,526,647    $  42,558,187
                                                                      =============    =============    =============
NET ASSETS:
Class A Shares ....................................................   $ 647,951,350    $  31,526,647    $  42,558,187
                                                                      =============    =============    =============
Class B Shares ....................................................   $  74,602,735             --               --

Class I Shares ....................................................   $  17,754,773             --               --
                                                                      =============
SHARES OUTSTANDING:
Class A Shares ....................................................     647,965,198       31,526,625       42,603,574
                                                                      =============    =============    =============
Class B Shares ....................................................      74,599,352             --               --
                                                                      =============
Class I Shares ....................................................      17,766,265             --               --
                                                                      =============
CLASS A SHARES:
Net asset value, offering and redemption price per share
  of beneficial interest outstanding * ............................   $        1.00    $        1.00    $        1.00
                                                                      =============    =============    =============
CLASS B SHARES:
Net asset value and offering price per share of beneficial interest
  outstanding * ...................................................   $        1.00             --               --
                                                                      =============
CLASS I SHARES:
Net asset value, offering and redemption price per share
  of beneficial interest outstanding ..............................   $        1.00             --               --
                                                                      =============
---------------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                                        TAX-EXEMPT
                                                                          MONEY           MONEY         CALIFORNIA
                                                                          MARKET          MARKET           MONEY
                                                                           FUND            FUND             FUND
                                                                      -------------    -------------    -------------
INVESTMENT INCOME:
Interest ..........................................................   $  31,332,261    $     985,636    $   1,061,679
                                                                      -------------    -------------    -------------
EXPENSES:
Investment advisory fee ...........................................       2,908,035          136,099          165,547
Custodian fees ....................................................          33,755            3,826            3,550
Legal and audit fees ..............................................          22,338           26,598           26,814
Registration and filing fee .......................................         154,220             --              4,207
Printing and postage expenses .....................................         484,029           14,046           13,100
Other .............................................................         154,489           13,549           18,898
Shareholder servicing and distribution fees:
  Class B Shares ..................................................         439,361             --               --
Transfer agent fees:
  Class A Shares ..................................................         333,247           30,859           25,913
  Class B Shares ..................................................          45,894             --               --
Fees waived by the investment advisor .............................            --               --            (29,375)
                                                                      -------------    -------------    -------------
  Total expenses ..................................................       4,575,368          224,977          228,654
Fees reduced by credits allowed by the custodian ..................          (4,768)            (407)            (643)
                                                                      -------------    -------------    -------------
  Net expenses ....................................................       4,570,600          224,570          228,011
                                                                      -------------    -------------    -------------
NET INVESTMENT INCOME .............................................      26,761,661          761,066          833,668
                                                                      -------------    -------------    -------------
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ....................          30,010             --                  5
                                                                      -------------    -------------    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............   $  26,791,671    $     761,066    $     833,673
                                                                      =============    =============    =============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 2001

                                                                                        TAX-EXEMPT
                                                                          MONEY           MONEY         CALIFORNIA
                                                                          MARKET          MARKET           MONEY
                                                                           FUND            FUND             FUND
                                                                      -------------    -------------    -------------
Net investment income .............................................   $  26,761,661    $     761,066    $     833,668
Net realized gain on investment transactions ......................          30,010             --                  5
                                                                      -------------    -------------    -------------
Net increase in net assets resulting from operations ..............      26,791,671          761,066          833,673
Distributions to shareholders from net investment income:
     Class A Shares ...............................................     (24,629,176)        (761,066)        (833,668)
     Class B Shares ...............................................      (1,267,784)            --               --
     Class I Shares ...............................................        (864,701)            --               --
Net increase in net assets from Fund share transactions:
     Class A Shares ...............................................     189,557,954        2,930,945        7,151,507
     Class B Shares ...............................................      51,130,281             --               --
     Class I Shares ...............................................       1,869,080             --               --
                                                                      -------------    -------------    -------------
Net increase in net assets ........................................     242,587,325        2,930,945        7,151,512
NET ASSETS:
Beginning of year .................................................     497,721,533       28,595,702       35,406,675
                                                                      -------------    -------------    -------------
End of year .......................................................   $ 740,308,858    $  31,526,647    $  42,558,187
                                                                      =============    =============    =============
Undistributed net investment income at end of year ................   $       4,275    $        --      $          85
                                                                      =============    =============    =============

FOR THE YEAR ENDED OCTOBER 31, 2000

                                                                                        TAX-EXEMPT
                                                                          MONEY           MONEY         CALIFORNIA
                                                                          MARKET          MARKET           MONEY
                                                                           FUND            FUND             FUND
                                                                      -------------    -------------    -------------
Net investment income .............................................   $  28,906,117    $     983,337    $     979,486
Net realized gain on investment transactions ......................           1,764             --               --
                                                                      -------------    -------------    -------------
Net increase in net assets resulting from operations ..............      28,907,881          983,337          979,486
Distributions to shareholders from net investment income:
     Class A Shares ...............................................     (25,504,965)        (978,029)        (983,054)
     Class B Shares ...............................................        (842,471)          (5,308)            (118)
     Class I Shares ...............................................      (2,557,925)            --               --
Net increase/(decrease) in net assets from Fund share transactions:
     Class A Shares ...............................................      (2,079,285)      (2,757,193)       1,194,633
     Class B Shares ...............................................       3,016,875         (353,563)         (53,133)
     Class I Shares ...............................................     (86,874,392)            --               --
                                                                      -------------    -------------    -------------
Net increase/(decrease) in net assets .............................     (85,934,282)      (3,110,756)       1,137,814
NET ASSETS:
Beginning of year .................................................     583,655,815       31,706,458       34,268,861
                                                                      -------------    -------------    -------------
End of year .......................................................   $ 497,721,533    $  28,595,702    $  35,406,675
                                                                      =============    =============    =============
Undistributed net investment income at end of year ................   $       4,275    $        --      $          85
                                                                      =============    =============    =============

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY

WM GROUP OF FUNDS

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                  MONEY MARKET FUND           TAX-EXEMPT MONEY MARKET FUND           CALIFORNIA MONEY FUND
                            ------------------------------    ------------------------------    ------------------------------
                              YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                               10/31/01        10/31/00         10/31/01         10/31/00         10/31/01         10/31/00
                            -------------    -------------    -------------    -------------    -------------    -------------
CLASS A:
  Sold ..................   $ 767,271,213    $ 912,624,703    $  38,837,935    $  35,306,509    $  50,852,519    $  45,209,295
  Issued as reinvestment
   of dividends .........      24,306,400       25,024,469          740,825          952,190          816,884          956,079
  Redeemed ..............    (602,019,659)    (939,728,457)     (36,647,815)     (39,015,892)     (44,517,896)     (44,970,741)
                            -------------    -------------    -------------    -------------    -------------    -------------
  Net increase/(decrease)   $ 189,557,954    $  (2,079,285)   $   2,930,945    $  (2,757,193)   $   7,151,507    $   1,194,633
                            =============    =============    =============    =============    =============    =============
CLASS B:
  Sold ..................   $ 108,482,492    $  42,305,282             --      $        --               --      $        --
  Issued as reinvestment
    of dividends ........       1,187,539          786,754             --              2,658             --                105
  Redeemed ..............     (58,539,750)     (40,075,161)            --           (356,221)            --            (53,238)
                            -------------    -------------                     -------------                     -------------
Net increase/(decrease) .   $  51,130,281    $   3,016,875             --      $    (353,563)            --      $     (53,133)
                            =============    =============                     =============                     =============
Class I:
  Sold ..................   $  87,794,273    $ 113,046,246             --               --               --               --
  Issued as reinvestment
   of dividends .........         864,701        2,554,663             --               --               --               --
  Redeemed ..............     (86,789,894)    (202,475,301)            --               --               --               --
                            -------------    -------------
Net increase/(decrease) .   $   1,869,080    $ (86,874,392)            --               --               --               --
                            =============    =============

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                                            -------------------------------------------------------
                                                                                                               RATIO OF OPERATING
                                                                                                    RATIO OF       EXPENSES TO
                                                                                         RATIO OF     NET      AVERAGE NET ASSETS
                    NET                                                                  OPERATING  INVESTMENT  WITHOUT FEE WAIVERS,
                   ASSET                               NET                                EXPENSES   INCOME    EXPENSES REIMBURSED
                   VALUE,               DIVIDENDS     ASSET                                  TO        TO            AND FEES
                 BEGINNING     NET      FROM NET      VALUE,                NET ASSETS     AVERAGE   AVERAGE    REDUCED BY CREDITS
                    OF      INVESTMENT  INVESTMENT    END OF      TOTAL     OF PERIOD       NET        NET        ALLOWED BY THE
                  PERIOD     INCOME       INCOME      PERIOD     RETURN(1)  (IN 000'S)     ASSETS(2)  ASSETS         CUSTODIAN
                 --------   ---------   ----------    --------   --------   ----------   ---------- ---------- --------------------
MONEY MARKET FUND
CLASS A
10/31/01        $   1.00    $  0.043     $ (0.043)   $   1.00     4.40%     $647,951       0.64%       4.21%          0.64%
10/31/00            1.00       0.056       (0.056)       1.00     5.79%      458,368       0.65%       5.62%          0.65%
10/31/99            1.00       0.044       (0.044)       1.00     4.52%      460,444       0.72%       4.43%          0.73%
10/31/98(3)         1.00       0.041       (0.041)       1.00     4.19%      403,443       0.66%(6)    4.94%(6)       0.67%(6)
12/31/97            1.00       0.049       (0.049)       1.00     5.04%      260,877       0.75%       4.93%          0.83%
12/31/96            1.00       0.048       (0.048)       1.00     4.88%      229,355       0.79%       4.77%          0.89%

CLASS B
10/31/01            1.00       0.033       (0.033)       1.00     3.32%       74,603       1.69%       3.16%          1.69%
10/31/00            1.00       0.046       (0.046)       1.00     4.68%       23,469       1.71%       4.56%          1.71%
10/31/99            1.00       0.034       (0.034)       1.00     3.44%       20,452       1.77%       3.38%          1.78%
10/31/98(3)         1.00       0.035       (0.035)       1.00     3.52%        6,619       1.64%(6)    3.96%(6)       1.65%(6)
12/31/97            1.00       0.041       (0.041)       1.00     4.15%          471       1.59%       4.15%          1.80%
12/31/96            1.00       0.038       (0.038)       1.00     3.91%          117       1.69%       3.87%          1.90%

CLASS I
10/31/01            1.00       0.044       (0.044)       1.00     4.46%       17,755       0.58%       4.27%          0.58%
10/31/00            1.00       0.057       (0.057)       1.00     5.90%       15,885       0.55%       5.72%          0.55%
10/31/99            1.00       0.046       (0.046)       1.00     4.66%      102,760       0.62%       4.53%          0.63%
10/31/98(4)         1.00       0.031       (0.031)       1.00     3.17%      108,720       0.54%(6)    5.06%(6)       0.55%(6)

TAX-EXEMPT MONEY MARKET FUND

CLASS A
10/31/01        $   1.00    $  0.025     $ (0.025)   $   1.00     2.57%     $ 31,527       0.74%       2.52%          0.74%
10/31/00            1.00       0.033       (0.033)       1.00     3.39%       28,596       0.72%       3.33%          0.88%
10/31/99            1.00       0.026       (0.026)       1.00     2.65%       31,353       0.57%       2.63%          0.89%
10/31/98(3)         1.00       0.026       (0.026)       1.00     2.60%       25,441       0.55%(6)    3.09%(6)       0.72%(6)
12/31/97            1.00       0.031       (0.031)       1.00     3.18%       32,134       0.57%       3.14%          0.71%
12/31/96            1.00       0.030       (0.030)       1.00     3.05%       31,974       0.57%       3.01%          0.72%

CALIFORNIA MONEY FUND

CLASS A
10/31/01        $   1.00    $  0.023     $ (0.023)   $   1.00     2.32%     $ 42,558       0.62%       2.27%          0.70%
10/31/00            1.00       0.028       (0.028)       1.00     2.79%       35,407       0.69%       2.76%          0.69%
10/31/99            1.00       0.022       (0.022)       1.00     2.24%       34,216       0.81%       2.22%          0.81%
10/31/98(5)         1.00       0.008       (0.008)       1.00     0.99%       37,167       0.73%(6)    2.31%(6)       0.87%(6)
06/30/98            1.00       0.027       (0.027)       1.00     2.73%       37,403       0.82%       2.71%          0.99%
06/30/97            1.00       0.028       (0.028)       1.00     2.81%       42,923       0.85%       2.75%          1.14%

(1) Total return is not annualized for the periods less than one year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(3) Fiscal year end changed to October 31 from December 31.
(4) On March 23, 1998 the Money Market Fund commenced selling Class I shares.
(5) Fiscal year end changed to October 31 from June 30.
(6) Annualized.

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND

OCTOBER 31, 2001

    PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----
COMMERCIAL PAPER (DOMESTIC) - 29.1%
               Caterpillar Financial Services Corporation:
$  10,560,000     2.530% due 11/06/2001+++ ...............       $  10,556,289
   10,000,000     2.350% due 11/29/2001+++ ...............           9,981,722
               CIT Group, Inc.:
   15,000,000     2.500% due 11/09/2001+++ ...............          14,991,667
   10,000,000     2.260% due 12/07/2001+++ ...............           9,977,400
   25,000,000  Citicorp,
                  2.200% due 11/15/2001+++ ...............          24,978,611
   20,000,000  General Electric Capital Corporation,
                  2.240% due 12/12/2001+++ ...............          19,948,978
              Household Finance Corporation:
   15,000,000     2.520% due 11/09/2001+++ ...............          14,991,600
   15,000,000     2.450% due 11/23/2001+++ ...............          14,977,542
   15,000,000  J.P. Morgan Chase & Company,
                  2.400% due 11/21/2001+++ ...............          14,980,000
   15,000,000  Morgan Stanley Dean Witter & Company,
                  2.500% due 11/06/2001+++ ...............          14,994,792
               Prudential Funding LLC:
   15,000,000     2.470% due 11/08/2001+++ ...............          14,992,796
   20,000,000     2.100% due 01/09/2002+++ ...............          19,919,500
   15,000,000  Wells Fargo & Company,
                  2.460% due 11/05/2001+++ ...............          14,995,900
   15,000,000  Windmill Funding Corporation,
                  2.480% due 11/09/2001+++**** ...........          14,991,733
                                                                 -------------
               Total Commercial Paper (Domestic)
                  (Cost $215,278,530) ....................         215,278,530
                                                                 -------------
COMMERCIAL PAPER (YANKEE) - 17.4%
               American Honda Finance Corporation:
   15,000,000     2.600% due 11/07/2001+++ ...............          14,993,500
   16,500,000     2.550% due 11/08/2001+++ ...............          16,491,819
   25,000,000  ANZ (Delaware) Inc.,
                  2.080% due 01/04/2002+++ ...............          24,907,556
   15,000,000  National Australia Funding Corporation,
                  2.480% due 11/05/2001+++ ...............          14,995,867
   15,000,000  Sharp Electronics Corporation,
                  2.950% due 11/02/2001+++ ...............          14,998,771
   25,000,000  Toyota Motor Credit Corporation,
                  2.100% due 01/07/2002+++ ...............          24,902,292
   17,070,000  UBS Finance (Delaware) LLC,
                  2.580% due 11/02/2001+++ ...............          17,068,777
                                                                 -------------
               Total Commercial Paper (Yankee)
                  (Cost $128,358,582) ....................         128,358,582
                                                                 -------------
CERTIFICATE OF DEPOSIT (YANKEE) - 2.0%
  (Cost $15,001,427)
   15,000,000  Societe Generale NY,
                  2.515% due 12/24/2001 ..................          15,001,427
                                                                 -------------
MEDIUM TERM NOTES - 9.6%
               Bear Stearns Companies Inc., Series B:
   10,000,000     2.393% due 05/31/2002++ ................          10,000,000
   10,000,000     2.373% due 07/31/2002++ ................          10,000,000
   10,000,000     2.659% due 10/01/2002++ ................          10,000,000
    5,000,000  CIT Group, Inc.,
                  2.500% due 01/18/2002++ ................           5,000,000
               Goldman Sachs Group, Inc.:
    4,500,000     Series A,
                  2.970% due 01/14/2002++ ................           4,506,076
                  Series B:
    9,500,000     2.820% due 12/27/2001++ ................           9,503,581
    5,000,000     2.600% due 01/14/2002++ ................           5,003,004
               Merrill Lynch & Company Inc., Series B:
    7,000,000     2.530% due 01/15/2002++ ................           7,002,386
   10,000,000     2.850% due 02/25/2002++ ................          10,005,983
                                                                 -------------
               Total Medium Term Notes
                  (Cost $71,021,030) .....................          71,021,030
                                                                 -------------
CORPORATE BONDS AND NOTES - 7.6%
   10,000,000  Bank of America NA, Note,
                  3.620% due 02/19/2002++ ................          10,004,392
    1,250,000  Bayerische Landesbank NY, Note,
                  7.026% due 04/15/2002 ..................           1,265,961
    3,400,000  DBSI First Mortgage 1998, Note,
                  2.650% due 07/01/2023++ ................           3,400,000
               Everett Clinic, P.S., Note:
    5,900,000     2.650% due 12/01/2018++ ................           5,900,000
    3,600,000     2.650% due 12/01/2021++**** ............           3,600,000
    4,300,000     2.650% due 12/01/2006++**** ............           4,300,000
   10,000,000  First Union National Bank, Series CD, Note,
                  2.715% due 05/08/2002++ ................          10,000,000
   11,475,000  Fleet National Bank, Note,
                  3.366% due 12/14/2001++ ................          11,478,008
    5,000,000  Presbyterian Homes & Services of New Jersey
                  Obligated Group, Taxable Revenue Bonds,
                  Series 1998-B1,
                  2.550% due 12/01/2028++ ................           5,000,000
    1,633,000  Watts Brothers Frozen Foods, Bond,
                  2.650% due 07/01/2013++ ................           1,633,000
                                                                 -------------
               Total Corporate Bonds and Notes
                  (Cost $56,581,361) .....................          56,581,361
                                                                 -------------
MUNICIPAL BONDS - 10.1%
               California Housing Finance Agency, Home
                 Mortgage Revenue, Series M, Taxable Bonds:
   15,000,000     2.450% due 08/01/2023+ .................          15,000,000
   12,900,000     2.450% due 08/01/2019+ .................          12,900,000
   11,560,000  California Pollution Control Financing
                  Authority, Environmental Improvement
                  Revenue, (Shell Oil Company Project),
                  Series B, Taxable Bonds,
                  2.550% due 06/01/2038+ .................          11,560,000
    2,045,000  Los Angeles, California, Community
                  Redevelopment Agency, Tax Allocation
                  Revenue, (Bunker Hill Project), Series I,
                  Taxable Bonds,
                  6.200% due 12/01/2001 ..................           2,050,478
    9,555,000  Santa Rosa, California, Wastewater Revenue,
                  Series A, Taxable Bonds,
                  2.650% due 09/01/2028+ .................           9,555,000
   11,900,000  South Fulton, Georgia, Municipal Regional
               Jail Authority, Lease Revenue, (Union City
               Justice Center Project), Series 1999,
               Taxable Bonds,
                  2.500% due 11/01/2017+ .................          11,900,000
    6,035,000  Washington State, GO, (State Housing
               Trust Fund), Series T, Taxable Bonds,
                  3.700% due 07/01/2002 ..................           6,032,894
               Washington State Housing Finance Community,
                 MFHR, Series B, Taxable Bonds:
    2,325,000  (Boardwalk Apartments Project),
                  2.650% due 09/01/2028+ .................           2,325,000
    2,015,000  (Cedar Landing Project),
                  2.650% due 12/01/2028+ .................           2,015,000
    1,325,000  (Oxford Square Project),
                  2.650% due 12/01/2028+ .................           1,325,000
                                                                 -------------
               Total Municipal Bonds
                  (Cost $74,663,372) .....................          74,663,372
                                                                 -------------
U.S  GOVERNMENT AGENCY OBLIGATIONS - 24.4%
    FEDERAL FARM CREDIT BANK (FFCB) - 1.5%
    5,000,000     2.440% due 10/25/2002 ..................           5,000,000
    6,000,000     2.450% due 11/27/2001+++ ...............           5,989,383
                                                                 -------------
                  Total FFCBs (Cost $10,989,383) .........          10,989,383
                                                                 -------------
    FEDERAL HOME LOAN BANK (FHLB) - 10.7%
    4,000,000     4.955% due 11/20/2001 ..................           4,002,362
   10,000,000     5.120% due 01/16/2002 ..................          10,002,335
   10,000,000     5.125% due 02/26/2002 ..................          10,041,719
    5,000,000     3.800% due 07/18/2002 ..................           5,000,000
   10,000,000     3.875% due 08/08/2002 ..................          10,000,000
   10,000,000     3.650% due 09/11/2002 ..................          10,000,000
   15,000,000     3.650% due 09/27/2002** ................          15,000,000
   10,000,000     3.000% due 10/11/2002 ..................          10,000,000
    5,000,000     2.400% due 11/01/2002*** ...............           5,000,000
                                                                 -------------
                  Total FHLBs (Cost $79,046,416) .........          79,046,416
                                                                 -------------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 5.5%
    7,500,000     4.020% due 07/02/2002 ..................           7,500,000
    2,850,000     3.810% due 07/03/2002 ..................           2,850,000
   10,000,000     3.840% due 08/02/2002 ..................          10,000,000
   10,000,000     3.720% due 08/27/2002** ................          10,000,000
   10,000,000     3.600% due 09/27/2002 ..................          10,000,000
                                                                 -------------
                  Total FHLMCs (Cost $40,350,000) ........          40,350,000
                                                                 -------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.7%
   15,000,000     2.420% due 10/09/2002++ ................          14,993,481
   10,000,000     2.550% due 11/05/2002*** ...............          10,000,000
   15,000,000     2.280% due 12/20/2001+++** .............          14,953,450
   10,000,000     2.410% due 12/27/2001+++ ...............           9,962,511
                                                                 -------------
                  Total FNMAs (Cost $49,909,442) .........          49,909,442
                                                                 -------------
                  Total U.S  Government Agency Obligations
                     (Cost $180,295,241) .................         180,295,241
                                                                 -------------
REPURCHASE AGREEMENT - 2.2%
  (Cost $16,550,000)
   16,550,000  Agreement with Credit Suisse First Boston
                  Corporation, 2.520% dated 10/31/2001,
                  to be repurchased at $16,551,159 on
                  11/01/2001, collateralized by
                  $12,180,339 U.S  Treasury Bond,
                  8.125% due 08/15/2019
                  (Market Value $16,979,781) .............       $  16,550,000
                                                                 -------------
TOTAL INVESTMENTS (Cost $757,749,543*) ...........  102.4%         757,749,543
OTHER ASSETS AND LIABILITIES (Net) ...............   (2.4)         (17,440,685)
                                                    -----        -------------
NET ASSETS .......................................  100.0%       $ 740,308,858
                                                    =====        =============

   * Aggregate cost for federal tax purposes.
  ** Security pledged as collateral for when-issued securities.
 *** Security purchased on a when-issued basis (note 2).
**** Security exempt from registration under Rule 144A of the Securities Act of 1933.
   + Variable rate securities payable upon demand not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations The interest rate shown reflects the rate in effect at October 31, 2001.
  ++ Floating rate security whose interest rate is reset periodically based on an index.
 +++ Rate represents discount rate at the date of purchase.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
                        GO -- General Obligation Bond
                      MFHR -- Multi-family Housing Revenue
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

TAX-EXEMPT MONEY MARKET FUND

OCTOBER 31, 2001

    PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----

MUNICIPAL BONDS AND NOTES - 97.7%
ALABAMA - 0.7%
$     225,000  University of Alabama, College & University
                  Revenue, Series C,
                  1.930% due 09/01/2031+ .................       $     225,000
                                                                 -------------
ARIZONA - 9.4%
    1,155,000  Arizona Health Facilities Authority, Health
                  Care Revenue, (Pooled Loan Program),
                  2.050% due 10/01/2015+ .................           1,155,000
    1,300,000  Maricopa County, Industrial Development
                  Authority, MFHR, (Gran Victoria Housing
                  LLC Project), Series A,
                  2.100% due 04/15/2030+ .................           1,300,000
      500,000  Mesa, IDR, (Discovery Health Systems
                  Project), Series B,
                  2.080% due 01/01/2029+ .................             500,000
                                                                 -------------
                                                                     2,955,000
                                                                 -------------
COLORADO - 2.3%
      100,000  Jefferson County, School District No R-001,
                  UTGOB, Series A,
                  5.500% due 12/15/2001 ..................             100,362
      300,000  University of Colorado, College & University
                  Revenue, (Research Building Revolving
                  Fund), (Pre-refunded to 06/01/2002 @101),
                  6.125% due 06/01/2008 ..................             308,657
      300,000  University of Northern Colorado, College &
                  University Revenue, (Auxiliary Facilities
                  System Project),
                  4.500% due 06/01/2002 ..................             303,065
                                                                 -------------
                                                                       712,084
                                                                 -------------
FLORIDA - 5.4%
               Dade County, IDR, (Dolphins Stadium Project):
      600,000  Series B,
                  2.000% due 01/01/2016+ .................             600,000
      200,000  Series D,
                  2.000% due 01/01/2016+ .................             200,000
      500,000  Florida Housing Finance Agency, MFHR,
                  (Oaks Project), Series A,
                  1.860% due 07/01/2007+ .................             500,000
      400,000  Tampa, Occupational License Tax Revenue,
                  Series A,
                  1.900% due 10/01/2018+ .................             400,000
                                                                 -------------
                                                                     1,700,000
                                                                 -------------
GEORGIA - 3.2%
    1,000,000  Downtown Savannah Authority, Revenue
                  Bonds, (Public Education Project),
                  1.950% due 10/01/2007+ .................           1,000,000
                                                                 -------------
ILLINOIS - 1.4%
      250,000  Illinois Health Facilities Authority, Heath
                  Care Revenue, (Bromenn Healthcare Inc.
                  Project), 5.750% due 08/15/2002 ........             255,876
      175,000  Plainfield, Community Consolidated School
                  District, UTGO, Series C,
                  3.600% due 12/30/2001 ..................             175,152
                                                                 -------------
                                                                       431,028
                                                                 -------------
INDIANA - 3.6%
               Indiana Health Facilities Financing Authority,
                  Health Care Revenue:
                  (Capital Access Designated Pool), Series B:
      200,000     2.050% due 01/01/2012+ .................             200,000
      600,000     2.050% due 01/01/2016+ .................             600,000
      150,000  (Community Hospital Projects),
                  4.800% due 05/15/2002 ..................             151,333
      200,000  Indiana State Educational Facilities Authority,
                  College & University Revenue, (Franklin
                  College Project),
                  2.150% due 10/01/2019+ .................             200,000
                                                                 -------------
                                                                     1,151,333
                                                                 -------------
KANSAS - 0.3%
      100,000  Shawnee, IDR, (Shawnee Village Association LP),
                  2.200% due 12/01/2009+ .................             100,000
                                                                 -------------
LOUISIANA - 2.2%
      700,000  Ascension Parish, PCR, (Borden Inc Project),
                  1.980% due 12/01/2009+ .................             700,000
                                                                 -------------
MARYLAND - 2.5%
      800,000  Montgomery County, Housing Opportunities
                  Commission, MFHR, (Grosvenor Housing
                  Association LP), Series A,
                  1.860% due 07/15/2007+ .................             800,000
                                                                 -------------
MASSACHUSETTS - 0.3%
      100,000  Massachusetts State HEFA, College &
                  University Revenue, (Boston University
                  Project), Series H,
                  1.500% due 12/01/2029+ .................             100,000
                                                                 -------------
MICHIGAN - 6.3%
      300,000  Cornell Township Economic Development
                  Corporation, Environmental Improvement
                  Revenue, (Mead Escabana Paper Company
                  Project),
                  1.990% due 11/01/2016+ .................             300,000
      335,000  Manchester, Community Schools, UTGO,
                  (Building & Site Project),
                  3.000% due 05/01/2002 ..................             336,315
      260,000  Marshall, Public Schools District, UTGO,
                  4.000% due 05/01/2002 ..................             261,582
               Michigan State Job Development Authority, IDR:
      300,000  (East Lansing Residence Project),
                  2.500% due 12/01/2014+ .................             300,000
      300,000  (Kentwood Residence Project),
                  2.500% due 11/01/2014+ .................             300,000
      500,000  Michigan State Limited Obligation Strategic
                  Fund, Health Care Revenue, (Fort Gratiot
                  Project), Series A,
                  2.100% due 02/15/2034+ .................             500,000
                                                                 -------------
                                                                     1,997,897
                                                                 -------------
MINNESOTA - 1.3%
      400,000  Minneapolis, Revenue Bonds, (Catholic
                  Charities Project),
                  2.050% due 11/01/2016+ .................             400,000
                                                                 -------------
MISSISSIPPI - 0.6%
      200,000  Jackson, Public School District, Grant
                  Revenue, (State Aid Capital Improvement
                  Project),
                  6.375% due 08/01/2002 ..................             205,115
                                                                 -------------
MISSOURI - 4.2%
      500,000  Columbia, Water & Electric Revenue,
                  Series B,
                  2.000% due 12/01/2015+ .................             500,000
      525,000  Lees Summit, UTGO, Series B,
                  4.200% due 04/01/2002 ..................             528,082
      280,000  Sikeston, Electric Revenue, (Pre-refunded
                  to 06/01/2002 @102),
                  6.250% due 06/01/2022 ..................             288,242
                                                                 -------------
                                                                     1,316,324
                                                                 -------------
NEVADA - 0.6%
      200,000  Clark County, School District, LTGO,
             Series A,
                  5.000% due 06/15/2002 ..................             202,725
                                                                 -------------
NEW MEXICO - 1.0%
      295,000  Rio Rancho, Public School District No 094,
                  UTGO,
                  5.500% due 08/01/2002 ..................             301,501
                                                                 -------------
NEW YORK - 3.0%
               New York, UTGO:
      180,000     Subseries A-10,
                  1.900% due 08/01/2017+ .................             180,000
                  Subseries B-2:
      250,000     1.900% due 08/15/2018+ .................             250,000
      150,000     1.900% due 08/15/2019+ .................             150,000
      260,000  Subseries E-2,
                  1.900% due 08/01/2020+ .................             260,000
      100,000  New York State Energy Research &
                  Development Authority, PCR, (New York
                  State Electric & Gas Corporation),
                  1.900% due 06/01/2029+ .................             100,000
                                                                 -------------
                                                                       940,000
                                                                 -------------
NORTH CAROLINA - 6.0%
               North Carolina Educational Facilities Finance
                  Agency, College & University Revenue,
                  (Bowman Grey School of Medicine Project):
      800,000     2.030% due 09/01/2020+ .................             800,000
      500,000     1.930% due 09/01/2026+ .................             500,000
      600,000  North Carolina Medical Care Community,
                  Hospital Revenue, (Baptist Hospital
                  Project), Series B,
                  2.030% due 06/01/2022+ .................             600,000
                                                                 -------------
                                                                     1,900,000
                                                                 -------------
OHIO - 1.6%
      500,000  Northeast Regional Sewer District,
                  Wastewater Revenue, (Pre-refunded to
                  11/15/2001 @101),
                  6.400% due 11/15/2003 ..................             505,571
                                                                 -------------
OKLAHOMA - 3.2%
      210,000  Grand River Dam Authority, Electric Power
                  & Light Revenue,
                  5.250% due 06/01/2002 ..................             213,025
      285,000  Oklahoma State Capital Improvement
                  Authority, Revenue Bonds,
                  4.000% due 12/01/2001 ..................             285,241
      500,000  Oklahoma State Industrial Authority, Health
                  Care Revenue, (Tealridge Manor
                  Corporation Project),
                  2.200% due 11/01/2018+ .................             500,000
                                                                 -------------
                                                                       998,266
                                                                 -------------
PENNSYLVANIA - 3.6%
      400,000  Lehigh County, General Purpose Authority,
                  Health Care Revenue, (Lehigh Valley
                  Hospital Project), Series A,
                  2.040% due 07/01/2028+ .................             400,000
      225,000  Neshaminy, School District, UTGO,
                  (Pre-refunded to 08/15/2002 @100),
                  6.300% due 02/15/2013 ..................             230,913
      500,000  South Fork, Municipal Authority, Hospital
                  Revenue, (Conemaugh Health Systems
                  Project), Series A,
                  2.040% due 07/01/2028+ .................             500,000
                                                                 -------------
                                                                     1,130,913
                                                                 -------------
SOUTH CAROLINA - 1.3%
      300,000  Anderson County, Hospital Facilities Revenue,
                  (Anderson Area Medical Center Inc.),
                  4.625% due 02/01/2002 ..................             300,748
      100,000  University of South Carolina, College &
                  University Revenue,
                  6.800% due 06/01/2002 ..................             102,596
                                                                 -------------
                                                                       403,344
                                                                 -------------
TENNESSEE - 3.5%
      500,000  Metropolitan Government Nashville &
                  Davidson County, Industrial Development
                  Board, MFHR, (Chimneytop II Project),
                  2.130% due 09/01/2006+ .................             500,000
      600,000  Sullivan County, Industrial Development
                  Board, PCR, (Mead Corporation Project),
                  1.990% due 10/01/2016+ .................             600,000
                                                                 -------------
                                                                     1,100,000
                                                                 -------------
TEXAS - 7.5%
      500,000  Edgewood, Bexar County Independent
                  School District, UTGO,
                  6.250% due 08/15/2002 ..................             514,573
      300,000  Laredo, LTGOB, (Sewer System Project),
                  8.625% due 08/15/2002 ..................             313,297
      220,000  San Antonio, Electric & Gas Revenue,
                  (Pre-refunded to 02/01/2002 @101),
                  5.750% due 02/01/2011 ..................             222,187
      500,000  Texas State, TRAN, Series A-L32,
                  3.750% due 08/29/2002 ..................             505,190
      800,000  Texas State, Veterans Housing Assistance
                  Fund I, UTGO,
                  1.900% due 12/01/2016+ .................             800,000
                                                                 -------------
                                                                     2,355,247
                                                                 -------------
VIRGINIA - 0.9%
      300,000  Peninsula Port Authority, Coal Terminal
                  Revenue, (Dominion Terminal Association
                  Project), Series C,
                  2.040% due 07/01/2016+ .................             300,000
                                                                 -------------
WASHINGTON - 14.4%
      150,000  Kent, LTGO,
                  4.000% due 12/01/2001 ..................             150,109
    1,000,000  King County, Economic Enterprise
                  Corporation Revenue, (Puget Sound Blood
                  Center Project),
                  2.100% due 04/01/2023+ .................           1,000,000
335,000     King County, Kent School District No  415,
                  UTGO,
                  3.000% due 12/01/2001 ..................             335,235
      660,000  King County, UTGO, (Harborview Medical
                  Center Project),
                  4.000% due 12/01/2001 ..................             660,368
      575,000  Richland, Golf Enterprise Revenue,
                  2.100% due 12/01/2021+ .................             575,000
    1,085,000  Seattle, Low Income Housing Assistance
                  Authority, Health Care Revenue, (Bayview
                  Manor Homes Project), Series B,
                  2.100% due 05/01/2019+ .................           1,085,000
      260,000  Washington State Health Care Facilities
                  Authority, Health Care Revenue, (Virginia
                  Mason Medical Center Project), Series B,
                  2.050% due 02/15/2027+ .................             260,000
      475,000  Washington State Housing Finance
                  Commission, Elderly Housing Revenue,
                  (Riverview Retirement Project),
                  2.100% due 07/01/2022+ .................             475,000
                                                                 -------------
                                                                     4,540,712
                                                                 -------------
WISCONSIN - 4.2%
      310,000  Milwaukee, UTGOB, Series F,
                  5.000% due 11/15/2001 ..................             310,186
      500,000  Wisconsin State, UTGO, Series B,
                  4.500% due 05/01/2002 ..................             502,776
      500,000  Wisconsin State HEFA, Health Care Revenue,
                  (Franciscan Health Care Inc  Project),
                  Series A-1,
                  1.980% due 01/01/2016+ .................             500,000
                                                                 -------------
                                                                     1,312,962
                                                                 -------------
WYOMING - 3.2%
               Lincoln County, PCR, (Exxon Mobil
                  Corporation):
      500,000     Series A,
                  1.990% due 11/01/2014+ .................             500,000
      210,000     Series B,
                  1.990% due 11/01/2014+ .................             210,000
      200,000     Series C,
                  1.990% due 11/01/2014+ .................             200,000
      100,000     Series D,
                  1.990% due 11/01/2014+ .................             100,000
                                                                 -------------
                                                                     1,010,000
                                                                 -------------
               Total Municipal Bonds and Notes
                  (Cost $30,795,022) .....................          30,795,022
                                                                 -------------
SHARES
------
INVESTMENT COMPANY SECURITY - 0.5%
   (Cost $172,446)
      172,446     Dreyfus Tax-Exempt Cash Management Fund              172,446
                                                                 -------------
TOTAL INVESTMENTS (Cost $30,967,468*)..............  98.2%          30,967,468
OTHER ASSETS AND LIABILITIES (Net) ................   1.8              559,179
                                                    -----        -------------
NET ASSETS ........................................ 100.0%       $  31,526,647
                                                    =====        =============
---------------------
* Aggregate cost for federal tax purposes.
+ Variable rate securities payable upon demand not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations The interest rate shown reflects the rate in effect at October 31, 2001.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
                  HEFA  Health & Education Facilities Authority
                   IDR  Industrial Development Revenue
                  LTGO  Limited Tax General Obligation Bond
                  MFHR  Multi-family Housing Revenue
                   PCR  Pollution Control Revenue
                  TRAN  Tax and Revenue Anticipation Notes
                  UTGO  Unlimited Tax General Obligation Bond
--------------------------------------------------------------------------------

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

CALIFORNIA MONEY FUND

OCTOBER 31, 2001

    PRINCIPAL
       AMOUNT                                                         VALUE
       ------                                                         -----

MUNICIPAL BONDS AND NOTES - 98.9%

CALIFORNIA - 97.7%
               Alameda County, IDR:
$     900,000  (Heat and Control Inc Project), Series A,
                  1.850% due 11/01/2025+ .................       $     900,000
      400,000  (JMS Family Partnership Project), Series A,
                  1.800% due 10/01/2025+ .................             400,000
               Anaheim, COP:
      300,000  (1993 Refunding Projects),
                  1.700% due 08/01/2019+ .................             300,000
      500,000  (Police Facilities Refinancing Project),
                  1.700% due 08/01/2008+ .................             500,000
               California Educational Facilities Authority,
                  University & College Revenue:
      140,000  (Pooled College and University Projects),
                  Series C,
                  4.500% due 03/01/2002 ..................             140,638
      700,000  (Saint Mary's College Projects), Series B,
                  1.900% due 10/01/2031+ .................             700,000
    1,000,000  (Stanford University Projects), Series M,
                  5.250% due 12/01/2001 ..................           1,001,939
                  California Health Facilities Finance Authority,
                  Health Care Revenue:
      375,000  (Scripps Health Project), Series B,
                  1.670% due 10/01/2022+ .................             375,000
      880,000  (UCSF-Stanford Health Care Project),
                  Series B,
                  5.000% due 11/15/2001 ..................             880,410
               California Housing Finance Agency, Home
                  Mortgage, AMT:
      350,000  Series J-1,
                  1.740% due 08/01/2020+ .................             350,000
      400,000  Series J-2,
                  1.740% due 08/01/2020+ .................             400,000
      500,000  California Housing Finance Agency, Revenue
                  Bonds, Series M, AMT,
                  1.740% due 08/01/2019+ .................             500,000
    1,200,000  California Pollution Control Financing
                  Authority, PCR,
                  (Shell Oil Company Project),
                  1.600% due 10/01/2011+ .................           1,200,000
      400,000  California Pollution Control Financing
                  Authority, Resource Recovery Revenue,
                  (Burney Forest Products Project),
                  Series A, AMT,
                  1.700% due 09/01/2020+ .................             400,000
               California Pollution Control Financing
                 Authority, Solid Waste Disposal Revenue,
                  (Shell Oil Company Martinez Project),
                  Series A, AMT:
      400,000     1.700% due 10/01/2024+ .................             400,000
      200,000     1.650% due 10/01/2031+ .................             200,000
    1,000,000  California School Cash Reserve Program
                  Authority, General Revenue Notes,
                  Series A,
                  4.000% due 07/03/2002 ..................           1,008,791
      250,000  California State, UTGO,
                  6.500% due 03/01/2002 ..................             252,793
      500,000  California State Department of Resources,
                  Water Revenue, (Central Valley Project),
                  Series K, (Pre-refunded to 06/01/2002
                  @101.5),
                  6.000% due 12/01/2021 ..................             518,892
      100,000  California State Economic Development
                  Financing Authority, IDR, (Calco Project),
                  1.950% due 04/01/2027+ .................             100,000
               California State Public Works Board, Lease
                  Revenue:
      200,000  (California State University Improvement
                  Projects), Series A, (Pre-refunded to
                  10/01/2002 @102),
                  6.700% due 10/01/2017 ..................             212,397
      100,000  (Department of Corrections - State Prisons
                  Project), Series A,
                  5.000% due 12/01/2001 ..................             100,169
      300,000  California Statewide Communities
                  Development Authority, Variable Housing
                  Revenue, (Fairfax Towers Apartments),
                  Series A,
                  1.900% due 09/15/2030+ .................             300,000
      900,000  California Transportation Finance Authority,
                  Transit Revenue,
                  1.800% due 10/01/2027+ .................             900,000
      900,000  Chula Vista, Charter City Revenue,
                  (Home Depot Inc  Project),
                  1.800% due 12/01/2010+ .................             900,000
      500,000  Fairfield, TRAN,
                  3.250% due 06/30/2002 ..................             501,604
      800,000  Irvine, Improvement Board Act of 1915,
                  LTGO, (District No.93-14),
                  1.600% due 09/02/2025+ .................             800,000
      200,000  Irvine Ranch, Water District, COP,
                  (1986 Capital Improvement Projects),
                  1.600% due 08/01/2016+ .................             200,000
      700,000  Irvine Ranch, Water District, Revenue Bonds,
                  1.650% due 08/01/2016+ .................             700,000
      400,000  Irvine Ranch, Water District, UTGO,
                  (District Nos  105, 140, 240 & 250),
                  1.600% due 01/01/2021+ .................             400,000
    1,000,000  Livermore, MFHR, (Portola Meadows
                  Apartments), Series 1989A,
                  1.950% due 05/01/2019+ .................           1,000,000
    1,300,000  Los Angeles, Community Redevelopment
                  Agency, COP, (Baldwin Hills Public
                  Park Project),
                  1.670% due 12/01/2014+ .................           1,300,000
    1,000,000  Los Angeles County, Community
                  Development Commission, COP,
                  (Willowbrook Project),
                  1.670% due 11/01/2015+ .................           1,000,000
      500,000  Los Angeles County, COP,
                  (Los Angeles County Museum of Art
                  Project), Series A,
                  1.850% due 11/01/2005+ .................             500,000
      100,000  Los Angeles County, Public Works Financing
                  Authority, Lease Revenue,
                  (Multi Capital Facilities Project IV),
                  4.500% due 12/01/2001 ..................             100,129
                  Los Angeles County, Transportation
                  Commission, Sales Tax Revenue:
      215,000  Proposition C, Series 1992A,
                  6.000% due 07/01/2002 ..................             224,881
    1,900,000  Series 1992A,
                  1.700% due 07/01/2012+ .................           1,900,000
      670,000  Mountain View Shoreline Regional Park
                  Community, Tax Allocation Revenue,
                  Series A,
                  3.500% due 08/01/2002 ..................             674,904
      500,000  Oakland Joint Powers Financing Authority,
                  Lease Revenue, Series A-1,
                  1.800% due 08/01/2021+ .................             500,000
    1,000,000  Orange County, COP, (Florence Crittendoc
                  Services),
                  1.670% due 03/01/2016+ .................           1,000,000
      900,000  Orange County, IDR,
                  (Air Conditioning Project) Series A,
                  1.950% due 05/01/2022+ .................             900,000
      800,000  Pasadena, COP,
                  (Rose Bowl Improvements Project),
                  1.850% due 12/01/2016+ .................             800,000
      700,000  Rancho Mirage, Joint Powers Financing
                  Authority, COP, (Eisenhower Medical
                  Center Project),
                  Series 1997B,
                  1.670% due 07/01/2022+ .................             700,000
    1,500,000  Rancho Mirage, Joint Powers Financing
                  Authority, Health & Hospital Revenue,
                  (Eisenhower Medical Center Project),
                  Series A,
                  1.650% due 01/01/2026+ .................           1,500,000
      900,000  Regional Airports Improvement Corporation,
                  Airport & Marina Revenue, (Los Angeles
                  International Airport Terminal Completion
                  Project),
                  2.100% due 12/01/2025+ .................             900,000
      500,000  Riverside County, IDR, (Calavo Growers),
                  1.900% due 09/01/2005+ .................             500,000
      500,000  Riverside County, Public Facilities Authority,
                  COP, Series B,
                  1.700% due 12/01/2015+ .................             500,000
      500,000  San Bernadino County, COP,
                  (County Center Refinancing Project),
                  1.750% due 07/01/2015+ .................             500,000
      300,000  San Diego, MFMR,
                  1.900% due 08/01/2014+ .................             300,000
    1,500,000  San Diego, Unified Port District, Airport &
                  Marina Revenue, Series B,
                  1.750% due 01/15/2002+ .................           1,500,000
    1,000,000  San Diego County & School District, TRAN,
                  3.500% due 06/28/2002 ..................           1,005,417
      500,000  San Dimas, Redevelopment Agency, COP,
                  (Diversified Shopping Project),
                  1.900% due 12/01/2005+ .................             500,000
    1,000,000  San Francisco City & County Finance
                  Corporation, Lease Revenue,
                  (Moscone Center Expansion Project),
                  Series 3,
                  1.800% due 04/01/2030+ .................           1,000,000
    1,100,000  San Francisco City & County Redevelopment
                  Agency, MFHR, (Fillmore Center Project),
                  Series A-1,
                  1.740% due 12/01/2017+ .................           1,100,000
    1,000,000  San Jose, Redevelopment Agency, Revenue
                  Bonds, (Merged Area Redevelopment
                  Project), Series B,
                  1.750% due 07/01/2026+ .................           1,000,000
    1,300,000  San Jose - Santa Clara, Water Financing
                  Authority, Sewer Revenue, Series B,
                  1.700% due 11/15/2011+ .................           1,300,000
      200,000  San Juan, Unified School District, UTGO,
                  4.375% due 08/01/2002 ..................             202,708
    1,000,000  Sunnyvale, COP, (Government Center Site
                  Acquisition), Series A,
                  1.800% due 04/01/2031+ .................           1,000,000
    1,000,000  Sunnyvale School District, UTGO,
                  3.250% due 07/02/2002 ..................           1,004,019
      100,000  Torrance, COP,
                  4.000% due 12/01/2001 ..................             100,089
      400,000  Union City, IDR, Series A-1,
                  1.850% due 12/01/2006+ .................             400,000
                  University of California, University & College
                  Revenue, (Multiple Purpose Projects):
      100,000  Series D,
                  5.750% due 09/01/2002 ..................             105,039
    1,000,000  Series N,
                  4.000% due 09/01/2002 ..................           1,015,947
                                                                 -------------
                                                                    41,575,766
                                                                 -------------
GUAM - 1.2%
      500,000  Guam Government, Limited Obligation
                  Highway Bonds, Fuel Sales Tax Revenue,
                  Series A,
                  3.125% due 05/01/2002 ..................             499,866
                                                                 -------------
               Total Municipal Bonds and Notes
                  (Cost $42,075,632) .....................          42,075,632
                                                                 -------------
SHARES
------

INVESTMENT COMPANY SECURITY - 0.0%**
   (Cost $27,562)
       27,562  Dreyfus Basic California Municipal Money
                  Market Fund ............................              27,562
                                                                 -------------
TOTAL INVESTMENTS (Cost $42,103,194*) .............  98.9%          42,103,194
OTHER ASSETS AND LIABILITIES (Net) ................   1.1              454,993
                                                    -----        -------------
NET ASSETS ........................................ 100.0%       $  42,558,187
                                                    =====        =============

------------------
 * Aggregate cost for federal tax purposes.
** Amount represents less than 0.1% of total net assets.
 + Variable rate securities payable upon demand not more than five business days notice, and secured by bank letters of credit or guarantees by certain corporations The interest rate shown reflects the rate in effect at October 31, 2001.

--------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
                    AMT  Alternative Minimum Tax
                    COP  Certificate of Participation
                    IDR  Industrial Development Revenue
                   LTGO  Limited Tax General Obligation Bond
                   MFHR  Multi-family Housing Revenue
                   TRAN  Tax and Revenue Anticipation Notes
                   UTGO  Unlimited Tax General Obligation Bond
--------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

WM GROUP OF FUNDS

1.  ORGANIZATION

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Money Market Fund and Tax-Exempt Money Market Fund are diversified under the 1940 Act and are two of ten series of WM Trust I. The California Money Fund is non-diversified under the 1940 Act and is one of seven series of WM Trust II. Information presented in this report pertains only to the three named "Funds". Financial statements for the other funds included in the Trusts are presented in a separate report. WM~Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment manager to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Funds are authorized to offer three classes of shares: Class A shares, Class B shares and Class I shares. The classes differ primarily in their respective shareholder servicing and distribution expenses and arrangements. All shares of each Fund represent an equal pro-rata interest in the assets of the particular class to which the shares belong, and all classes have identical rights except with respect to class specific expenses and exclusive rights to vote on matters affecting only individual classes. Class I shares are currently only offered to the WM Strategic Asset Management Portfolios, LLC, an open-end management investment company, and are not available for direct purchase by investors. The Tax-Exempt Money Market and California Money Funds are not currently offering Class B or Class I shares.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instruments is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Fund enters into repurchase agreements.

ILLIQUID INVESTMENTS:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain variable rate demand notes having a demand period of more than seven days; and (4) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within a Fund's limitation on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund. Net investment income per share calculations in the financial highlights for the year ended October 31, 2001 excludes these adjustments:

                                                              DECREASE
                                                            ACCUMULATED
                                       DECREASE             NET REALIZED
                                   PAID-IN CAPITAL             LOSS
                                   -------------           --------------
   California Money Fund ........     $ (7,544)              $ 7,544

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

EXPENSES:

General expenses of the Trusts are allocated to all the Funds based upon relative net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee at an annual rate, in arrears, based on a percentage of the average daily net assets of each Fund at the following rates:

                                                                FEES ON NET ASSETS
                                                                     EXCEEDING
                                          FEES ON NET ASSETS     $500 MILLION AND    FEES ON NET ASSETS
                                                UP TO          EQUAL TO OR LESS THAN     EXCEEDING
   NAME OF FUND                             $500 MILLION            $1 BILLION           $1 BILLION
   ------------                             ------------            ----------           ----------
   Money Market Fund                            .45%                   .45%                  .40%
   Tax-Exempt Money Market Fund                 .45%                   .45%                  .40%
   California Money Fund                        .45%                   .40%                  .40%

The Advisor has voluntarily waived $29,375 of its advisory fees for the California Money Fund for the year ended October 31, 2001.

WM Shareholder Services, Inc. (the "Transfer Agent"), an indirect wholly-owned subsidiary of Washington Mutual, serves as the transfer and shareholder servicing agent of the Funds. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.79 for both Class A and Class B shareholder accounts. Prior to October 1, 2001, the authorized monthly shareholder servicing fee was $1.73 for both Class A and Class B shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the custodian for uninvested cash balances. These Funds could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the year ended October 31, 2001 are shown separately in the Statements of Operations.

4.  TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairman and committee members receive additional remunerations for these services to the Trust. Trustees are also reimbursed for travel and out-of-pocket expenses.

5.  DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and B shares. For the year ended October 31, 2001, the Distributor received $427,924 representing contingent deferred sales charges ("CDSC") from Class B shares.

Each of the Funds has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A and Class B shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of both classes. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B shares at an annual rate of 0.75% of the average daily net assets of such shares. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. Because the Distributor may retain any amount of its fee that is not so expended, the Rule 12b-1 Plans are characterized by the SEC as "compensation-type" plans. The service fee is paid by the Fund to the Distributor, which in turn, pays a portion of the service fee to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check for the shareholders. Under their terms, both Rule 12b-1 plans shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.  SHARES OF BENEFICIAL INTEREST

The Trusts may issue an unlimited number of shares of beneficial interest, each without par value.

As of October 31, 2001, WM Advisors, WM Shareholder Services Inc. and WM Funds Distributor, Inc. owned 9,543,594, 4,268,010 and 3,954,661 Class I Shares of the Money Market Fund which was equal to 54%, 24% and 22% of the outstanding Class I Shares, respectively.

7.  CAPITAL LOSS CARRYFORWARDS

At October 31, 2001, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                 EXPIRING         EXPIRING         EXPIRING         EXPIRING
                                 IN 2002          IN 2003          IN 2006          IN 2007
                                ---------        ---------        ----------       ---------
Money Market Fund                 $   --        $  --             $ 42,033            $  --
Tax-Exempt Money   Market Fund     4,639           --                  252               --
California Money Fund              1,294         18,781              --                   2

8.  GEOGRAPHIC AND INDUSTRY CONCENTRATION AND RISK FACTORS

There are certain risks arising from the concentration of California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

INDEPENDENT AUDITORS' REPORT

To the Trustees and Shareholders of
WM Money Market Fund, WM Tax-Exempt Money Market Fund and WM California Money Fund

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of WM Money Market Fund, WM Tax-Exempt Money Market Fund and WM California Money Fund (collectively, the "Funds") as of October 31, 2001, the related statements of operations for the year then ended, the statements of changes in net assets for the years ended October 31, 2001 and 2000 and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at October 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the aforementioned Funds at October 31, 2001, the results of their operations, the changes in their net assets and their financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
December 7, 2001

TAX INFORMATION (UNAUDITED)

WM GROUP OF FUNDS

YEAR ENDED OCTOBER 31, 2001

The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calender year end.

Of the distributions made from investment income the following percentages are tax exempt for regular Federal income tax purposes:

       NAME OF FUND
       ------------
       Tax-Exempt Money Market Fund .............. 100%
       California Money Fund ..................... 100%

A portion of this income may be subject to alternative minimum tax.

The above percentages may differ from those cited elsewhere in this report due to differences in the calculation of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Service (tax) purposes.

This Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual funds share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD

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